Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 7,168	$ 6,468	$ 6,034
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	24	22	22
Gratuity | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	21	20	20
Gratuity | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	1	1
Gratuity | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	1	1	1
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	34	31	27
Superannuation | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	30	28	24
Superannuation | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	3	2	2
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	1	1	1
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	90	78	75
Provident Fund | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	80	69	67
Provident Fund | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	7	6	5
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	3	3	3
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	100	86	84
Defined benefit plans	48	44	40
Cost	7,168	6,468	6,034
Employee Benefit Cost | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	6,406	5,780	5,379
Employee Benefit Cost | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	510	462	425
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 252	$ 226	$ 230